Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Components of Income (Loss) Before Income Taxes
The components of income or loss before income taxes are as follows (in millions):

	Year Ended December 31,
	2013	2012	2011
United States	$(56.6)	$(78.2)	$(12.1)
Foreign	79.1	90.1	100.2
Total income before income taxes	$22.5	$11.9	$88.1

Components of Income Tax (Provision) Benefit
The components of income tax provision are as follows (in millions):

	Year Ended December 31,
	2013	2012	2011
Current:
Federal	$(0.4)	$0.1	$(0.1)
State	(0.3)	0.1	(0.3)
Foreign	(36.6)	(34.6)	(34.4)
	(37.3)	(34.4)	(34.8)
Deferred:
Federal	6.5	14.6	(6.7)
State	1.0	1.1	(4.2)
Foreign	21.4	10.6	15.3
	28.9	26.3	4.4
Total income tax provision	$(8.4)	$(8.1)	$(30.4)

(Provision) Benefit for Income Taxes in Accompanying Statements of Operations
The provision for income taxes in the accompanying statements of operations differs from the provision calculated by applying the statutory federal income tax rate of 35% due to the following (in millions):

	Year Ended December 31,
	2013	2012	2011
Statutory tax provision	$(7.9)	$(4.2)	$(30.8)
State income taxes, net of federal benefit	0.4	0.7	(3.1)
Change in foreign tax rates	8.5	(1.4)	7.0
Foreign rate differential	4.9	5.2	2.8
Nondeductible expenses	(0.6)	(0.6)	(1.1)
Change in valuation allowance	(12.5)	(4.5)	(2.1)
Other, net	(1.2)	(3.3)	(3.1)
Total income tax provision	$(8.4)	$(8.1)	$(30.4)

Deferred Tax Assets and Liabilities
Deferred tax assets and liabilities are comprised of the following (in millions):

	December 31,
	2013	2012
Deferred tax assets:
Net operating loss carryforwards	$258.2	$252.1
Pension and other compensation benefits	5.1	13.3
Foreign currency translation loss	23.2	8.5
Derivative financial instruments	0.1	—
Foreign tax credit and alternative minimum tax carryforwards	6.2	9.3
Inventory overhead capitalization	2.7	2.4
Accrued expenses	3.8	3.6
Receivables	4.7	4.9
Transaction fees	5.7	5.5
	309.7	299.6
Valuation allowances	(119.3)	(95.4)
Total deferred tax assets, net of valuation allowances	190.4	204.2
Deferred tax liabilities:
Intangible assets	564.4	596.9
Property and equipment	9.4	8.9
Inventory valuation	8.5	13.1
Goodwill amortization	34.3	29.4
Other	3.3	4.7
Total deferred tax liabilities	619.9	653.0
Net deferred tax liability	$429.5	$448.8

Classification of Deferred Income Taxes in Consolidated Balance Sheets
Deferred income taxes have been classified in the accompanying consolidated balance sheets as follows (in millions):

	December 31,
	2013	2012
Deferred tax asset — current (included in other current assets)	$15.1	$11.6
Deferred tax asset — noncurrent	7.3	11.8
Deferred tax liability — current (included in accrued expenses)	(5.8)	(8.5)
Deferred tax liability — noncurrent	(446.1)	(463.7)
Net deferred tax liability	$(429.5)	$(448.8)

Changes in Reserve Associated with Uncertain Tax Positions
The following table reflects changes in the reserve associated with uncertain tax positions, exclusive of interest and penalties (in millions):

	Year Ended December 31,
	2013	2012	2011
Balance at January 1	$46.5	$31.1	$4.9
Tax positions related to the current year — additions	14.0	13.7	14.1
Tax positions related to prior years — additions	0.1	1.7	13.6
Tax positions related to prior years — reductions	(1.1)	—	(1.2)
Reductions for settlements with taxing authorities	(1.2)	—	(0.1)
Reductions as a result of a lapse of statutes of limitations	(0.4)	—	(0.2)
Balance at December 31	$57.9	$46.5	$31.1